united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond
Ultimus Fund Solutions, LLC
225 Pictoria Drive. Suite 450
Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	11/30

Date of reporting period:	11/30/24

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Efficient Enhanced Multi-Asset Fund

Class I (EFFIX)

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Efficient Enhanced Multi-Asset Fund for the period of September 30,2024 (commencement of operations) to November 30, 2024. You can find additional information about the Fund at https://www.efficient.com/enhanced-multi-asset-fund/. You can also request this information by contacting us at (833) 398-0599.

What were the Fund’s costs for the period since inception?*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$193	1.95%

*The expenses reflect the period of September 30, 2024 (commencement of operations) to November 30, 2024. Such expenses would be higher for the full reporting period.

What did the Fund invest in?

Portfolio Composition (% of net assets)

Money Market Funds
38.6%
U.S. Government & Agencies
30.5%
Non U.S. Government & Agencies
3.2%
Other Assets in Excess of Liabilities
27.7%

Value	Value
Other Assets in Excess of Liabilities	27.7%
Non U.S. Government & Agencies	3.2%
U.S. Government & Agencies	30.5%
Money Market Funds	38.6%

Fund Statistics

Net Assets	$65,812,019
Number of Portfolio Holdings	28
Advisory Fee (net of waivers)	$0
Portfolio Turnover	11%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.efficient.com/enhanced-multi-asset-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113024-EFFIX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Companies.

Not applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Efficient Enhanced Multi-Asset Fund

Consolidated Semi-Annual Financial Statements and Additional Information

November 30, 2024

Fund Adviser:

Efficient Capital Management, LLC

4355 Weaver Parkway, Suite 200

Warrenville, IL 60555

(630) 657-6800

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

November 30, 2024 (Unaudited)

	Maturity Date	Par Value	Value
NON U.S. GOVERNMENT & AGENCIES — 3.2%
France Bonds, OATe	3/1/2029	$400,000	$500,786
France Bonds, OATe	7/25/2031	200,000	244,196
France Bonds, OATe	7/25/2036	200,000	236,011
France Bonds, OATi	3/1/2036	200,000	217,601
United Kingdom Bonds, Index-linked Gilt	8/10/2031	100,000	165,340
United Kingdom Bonds, Index-linked Gilt	3/22/2034	100,000	213,276
United Kingdom Bonds, Index-linked Gilt	11/22/2033	200,000	267,583
United Kingdom Bonds, Index-linked Gilt	11/22/2032	100,000	239,826

Total Non U.S. Government & Agencies (Cost $2,053,677)			$2,084,619

U.S. GOVERNMENT & AGENCIES — 30.5%
Federal Home Loan Bank Discount Notes	1/22/2025	1,000,000	993,415
Federal Home Loan Bank Discount Notes	2/19/2025	1,000,000	990,046
Federal Home Loan Bank Discount Notes	3/5/2025	1,000,000	988,440
Federal Home Loan Bank Discount Notes	6/16/2025	1,000,000	976,756
Federal Home Loan Banks	6/6/2025	1,000,000	1,001,006
Federal National Mortgage Association	6/17/2025	1,000,000	978,649
United States Treasury Bill	5/15/2025	6,000,000	5,882,535
United States Treasury Inflation Indexed Bonds	1/15/2034	800,000	807,469
United States Treasury Inflation Indexed Bonds	10/15/2028	700,000	739,070
United States Treasury Inflation Indexed Bonds	7/15/2033	700,000	696,928
United States Treasury Inflation Indexed Bonds	1/15/2033	800,000	797,407
United States Treasury Inflation Indexed Bonds	1/15/2031	700,000	764,380
United States Treasury Inflation Indexed Bonds	1/15/2032	800,000	805,472
United States Treasury Inflation Indexed Bonds	7/15/2031	800,000	843,394
United States Treasury Inflation Indexed Bonds	4/15/2029	800,000	825,456
United States Treasury Inflation Indexed Bonds	7/15/2030	700,000	786,454
United States Treasury Inflation Indexed Bonds	7/15/2032	800,000	793,770
United States Treasury Inflation Indexed Bonds	7/15/2034	400,000	400,171

Total U.S. Government & Agencies (Cost $20,108,730)			$20,070,818

Total Investments at Value — 33.7% (Cost $22,162,407)			$22,155,437

See accompanying notes which are an integral part of these financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

November 30, 2024 (Unaudited) (continued)

	Shares	Value
MONEY MARKET FUNDS — 38.6%
Blackrock Liquidity Funds, Treasury Trust, Institutional Shares - Institutional Class, 4.50% (a)	40,000	$40,000
First American Government Obligations Fund, Class X, 4.56% (a)	25,344,341	25,344,341
Total Money Market Funds (Cost $25,384,341)		25,384,341

Total Investments and Money Market Funds at Value — 72.3%
(Cost $47,546,748)		47,539,778

Other Assets in Excess of Liabilities — 27.7%		18,272,241

Net Assets — 100.0%		$65,812,019

(a)	Rate disclosed is the seven day effective yield as of November 30, 2024.

See accompanying notes which are an integral part of these financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FUTURES

November 30, 2024 (Unaudited)

	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation (Depreciation)
LONG CONTRACTS
SHORT EURO-BTP FU DEC24	54	12/6/2024	$6,149,588	$36,531
S&P 500 EMINI DEC24	40	12/23/2024	12,103,000	327,165
3MO EURO EURIBOR SEP25	40	9/15/2025	10,375,026	19,172
EURO-BTP ITALIAN DEC24	34	12/9/2024	4,411,811	77,955
3MO EURO EURIBOR SEP27	32	9/13/2027	8,285,231	19,642
LIVE CATTLE FUTURE FEB25(a)	31	2/28/2025	(2,302,091)	22,905
FTSE CHINA A50 DEC24	30	12/31/2024	395,490	4,138
LEAN HOGS FUTURE FEB25(a)	29	2/14/2025	(2,445,203)	16,501
3MO EURO EURIBOR SEP26	27	9/14/2026	6,999,577	13,227
SET50 FUTURES DEC24	24	12/27/2024	128,775	(2,296)
HSCEI FUTURES DEC24	22	12/31/2024	987,317	14,950
FTSE 100 IDX FUTURE DEC24	20	12/20/2024	2,114,391	7,881
IFSC NIFTY 50 FUTUREDEC24	20	12/27/2024	972,140	(3,675)
EURO STOXX 50 DEC24	17	12/20/2024	865,086	(20,879)
SUGAR #11 MAR25(a)	17	3/3/2025	1,352,189	(27,339)
EURO-SCHATZ FUTURE DEC24	16	12/6/2024	1,809,761	3,560
SPI 200 DEC24	16	12/20/2024	2,206,339	46,920
CAN 10YR BOND FUTURE MAR25	15	3/21/2025	1,322,461	16,755
EURO-BUND FUTURE MAR25	15	3/7/2025	2,161,578	2,800
GOLD 100 OZ FUTURE FEB25(a)	15	2/27/2025	2,449,474	28,518
MSCI EMGMKT DEC24	14	12/23/2024	763,420	(28,617)
EMINI RUSSELL 2000 DEC24	14	12/23/2024	1,711,220	98,726
MSCI SING IX ETS DEC24	14	12/31/2024	390,962	1,579
EURO-BOBL FUTURE MAR25	12	3/7/2025	1,510,332	1,426
OMXS30 IND FUTURE DEC24	12	12/23/2024	277,547	(564)
S&P/TSX 60 IX DEC24	12	12/20/2024	2,639,522	108,583
WTI CRUDE FUTURE FEB25(a)	12	1/22/2025	(142,383)	(11,928)
FTSE TAIWAN INDEX DEC24	11	12/31/2024	818,620	(15,701)
COFFEE ‘C’ FUTURE MAR25(a)	11	3/19/2025	2,572,322	270,433
FTSE/JSE TOP 40 DEC24	10	12/19/2024	423,562	(16,902)
STOXX EUROPE 600 DEC24	10	12/21/2024	270,019	(530)
EURO-OAT FUTURE MAR25	9	3/7/2025	1,198,732	2,638
BRENT CRUDE FUTURE MAR25(a)	9	2/1/2025	(1,185,913)	(3,044)
LEAN HOGS FUTURE APR25(a)	9	4/16/2025	(29,781)	6,430
NASDAQ 100 E-MINI DEC24	8	12/23/2024	3,358,960	64,136
LME ZINC FUTURE MAR25(a)	8	3/18/2025	520,541	20,474
DAX INDEX FUTURE DEC24	7	12/20/2024	3,636,251	41,783
SA RAND CURR(CME) DEC24	7	12/16/2024	193,900	(2,738)
EURO-BTP FUTURE MAR25	7	3/7/2025	904,025	1,869
CAN 2YR BOND FUTURE MAR25	7	3/21/2025	524,891	1,906
CRUDE PALM OIL FU FEB25(a)	7	2/15/2025	(405,433)	5,315
DJIA E-MINI DOW FUTUREDEC24	6	12/23/2024	1,351,650	67,940

See accompanying notes which are an integral part of these financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FUTURES

November 30, 2024 (Unaudited) (continued)

	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation (Depreciation)
HANG SENG IDX FUTUREDEC24	6	12/31/2024	$752,124	$12,111
SILVER FUTURE MAR25(a)	6	3/28/2025	309,566	(3,751)
LME PRI ALUM FUTURE MAR25(a)	6	3/18/2025	(93,523)	(2,248)
3MO EURO EURIBOR JUN26	5	6/15/2026	1,296,614	2,331
3MO EURO EURIBOR JUN25	5	6/16/2025	1,295,624	1,223
COCOA FUTURE MAR25(a)	5	3/14/2025	780,080	85,780
RAPESEED EURO FEB25(a)	5	1/31/2025	1,017,959	(6,068)
LIVE CATTLE FUTURE APR25(a)	5	5/1/2025	2,606,507	3,650
3M CORRA FUTURES MAR25	4	6/17/2025	693,162	40
3MO EURO EURIBOR DEC26	4	12/14/2026	1,036,605	1,834
3MO EURO EURIBOR DEC25	4	12/15/2025	1,037,767	1,145
FTSE KLCI FUTURE DEC24	4	1/2/2025	71,747	(489)
3M CORRA FUTURES SEP25	4	12/16/2025	694,412	180
TOPIX INDX FUTURE DEC24	4	12/12/2024	716,320	13,413
CAN 5YR BOND FUTURE MAR25	4	3/21/2025	324,025	3,176
NIKKEI 225 (SGX) DEC24	4	12/16/2024	510,368	(4,837)
3MO EURO EURIBOR MAR27	4	3/15/2027	1,036,235	1,749
10YR MINI JGB FUTURE DEC24	4	12/12/2024	382,786	127
EURO/JPY FUTURE DEC24	4	12/16/2024	527,681	(21,362)
DOLLAR INDEX DEC24	4	12/17/2024	423,312	4,182
SX5E DIVIDEND FUT DEC25	4	12/22/2025	67,230	385
3MO EURO EURIBOR MAR26	4	3/16/2026	1,037,608	1,344
LME PRI ALUM DEC24(a)	4	12/17/2024	(1,181,843)	(11,501)
LME COPPER FUTURE DEC24(a)	4	12/16/2024	127,069	(66,547)
COCOA FUTURE - IC MAR25(a)	4	3/14/2025	873,862	97,715
RAPESEED EURO MAY25(a)	4	5/1/2025	(306,146)	(2,334)
CRUDE PALM OIL FU MAR25(a)	4	3/15/2025	(718,463)	2,225
EURO BUND DEC24	3	12/9/2024	427,150	(801)
3M CORRA FUTURES JUN25	3	9/16/2025	520,541	(7)
S&P MID 400 EMINI DEC24	3	12/23/2024	1,013,340	68,220
3MO EURO EURIBOR MAR25	3	3/17/2025	774,958	320
EURO-BUXL 30Y BND DEC24	3	12/9/2024	443,059	(3,061)
3M CORRA FUTURES DEC25	3	3/17/2026	520,916	45
EURO-BUXL 30Y BND MAR25	3	3/7/2025	442,933	332
LME ZINC DEC24(a)	3	12/17/2024	153,032	(12,839)
GASOLINE RBOB FUTURE FEB25(a)	3	2/1/2025	904,025	(4,414)
COCOA FUTURE MAY25(a)	3	5/14/2025	(34,879)	42,210
WHITE MAIZE-SAF MAR25(a)	3	3/25/2025	570,950	2,879
3MO EURO EURIBOR DEC27	2	12/14/2027	517,695	1,581
ICE 3MTH SONIA FU SEP25	2	12/16/2025	610,860	(742)
EURO-BOBL DEC24	2	12/9/2024	253,222	(5,286)
STOXX 600 BANK DEC24	2	12/21/2024	21,551	(516)
MINI H-SHR IDX FU DEC24	2	12/31/2024	17,951	266

See accompanying notes which are an integral part of these financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FUTURES

November 30, 2024 (Unaudited) (continued)

	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation (Depreciation)
MINI FTSE/MIB FUTUREDEC24	2	12/23/2024	$70,737	$(1,061)
3M CORRA FUTURES MAR26	2	6/16/2026	347,295	48
NY HARB ULSD FUT FEB25(a)	2	2/3/2025	(1,556,625)	(2,751)
COFF ROBUSTA 10TN JAN25(a)	2	1/28/2025	478,005	6,530
COFF ROBUSTA 10TN MAR25(a)	2	3/26/2025	206,109	(1,700)
SOYBEAN OIL FUTURE DEC25(a)	2	12/15/2025	519,464	(2,286)
E-MINI NATURAL GA JAN25(a)	2	12/27/2024	46,258	3
CRUDE PALM OIL FU JAN25(a)	2	1/15/2025	305,732	1,587
LME ALUMINUM FORWARD(a)	2	2/5/2025	(333,563)	(1,166)
LME ALUMINUM FORWARD(a)	2	2/27/2025	(517,056)	(3,074)
ECX EMISSION DEC25(a)	2	12/16/2025	88,164	804
WHITE SUGAR (ICE) MAY25(a)	2	4/16/2025	5,446,889	(2,315)
SILVER FUTURE MAY25(a)	2	5/29/2025	53,810	3,465
WTI CRUDE FUTURE MAR25(a)	2	2/21/2025	419,870	(3,500)
XAV HEALTH CARE DEC24	1	12/21/2024	148,980	(170)
MSCI EAFE DEC24	1	12/23/2024	116,585	(650)
DAX MINI FUTURE DEC24	1	12/23/2024	103,893	586
US DOLLAR FUTURE DEC24	1	12/17/2024	9,998	(89)
DJIA MICR MIN CBOTDEC24	1	12/23/2024	22,528	278
ICE 3MTH SONIA FU DEC25	1	3/17/2026	305,732	(759)
FTSE/MIB IDX FUTURE DEC24	1	12/20/2024	176,843	(5,458)
NIKKEI 225 (OSE) DEC24	1	12/13/2024	255,150	(1,580)
EURO-SCHATZ FUTURE MAR25	1	3/7/2025	113,411	90
3M CORRA FUTURES JUN26	1	9/15/2026	173,657	24
ICE 3MTH SONIA FU MAR26	1	6/16/2026	305,907	175
EURO STOXX BANK DEC24	1	12/21/2024	7,363	(225)
3MO EURO EURIBOR MAR28	1	3/14/2028	258,781	158
SOYBEAN OIL FUTURE JAN25(a)	1	1/14/2025	634,171	(20,911)
LME LEAD FUTURE DEC24(a)	1	12/16/2024	355,941	(234)
LME NICKEL FUTURE DEC24(a)	1	12/16/2024	317,159	(3,436)
LOW SU GASOIL G FEB25(a)	1	2/13/2025	1,410,342	(1,711)
COFFEE ‘C’ FUTURE MAY25(a)	1	5/19/2025	738,652	26,925
COFFEE ‘C’ FUTURE JUL25(a)	1	7/21/2025	137,896	26,119
COCOA FUTURE - IC MAY25(a)	1	5/15/2025	1,470,431	27,000
MAIZE FUTURE MAR25(a)	1	3/6/2025	167,555	(436)
NY HARB ULSD FUT DEC25(a)	1	12/1/2025	304,985	(1,810)
CRUDE PALM OIL FU APR25(a)	1	4/16/2025	(240,713)	170
LIVE CATTLE FUTURE AUG25(a)	1	9/1/2025	176,843	810
LME COPPER FORWARD(a)	1	2/5/2025	243,019	(14,786)
LME COPPER FORWARD(a)	1	2/28/2025	(966,528)	(163)
LME ZINC FORWARD(a)	1	2/10/2025	3,302,557	1,695
LME ZINC FORWARD ($)(a)	1	2/28/2025	71,470	(75)
MICRO GOLD FEB25(a)	1	2/27/2025	(229,548)	255

See accompanying notes which are an integral part of these financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FUTURES

November 30, 2024 (Unaudited) (continued)

	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation (Depreciation)
COCOA FUTURE - IC JUL25(a)	1	7/17/2025	$258,781	$25,663
SUGAR #11 (WORLD) JUL25(a)	1	7/1/2025	44,878	45
GASOLINE RBOB FUTURE MAR25(a)	1	3/3/2025	(128,010)	(1,970)
ICE ECX EMMISSION DEC24(a)	1	12/17/2024	(4,122,188)	(1,516)
CATTLE FEEDER FUTUREJan25(a)	1	1/31/2025	839,820	(6,950)
				$1,460,953
SHORT CONTRACTS
US ULTRA BOND CBT Mar25	(1)	3/21/2025	(127,188)	(4,743)
3 MONTH SOFR FUTURE Dec25	(1)	3/17/2026	(240,525)	(25)
3 MONTH SOFR FUTURE Mar27	(1)	6/15/2027	(240,975)	(500)
YEN DENOM NIKKEI Dec24	(1)	12/13/2024	(128,010)	583
Micro, EUR/USD Dec24	(1)	12/17/2024	(13,217)	426
3 MONTH SOFR FUTURE Dec26	(1)	3/16/2027	(240,938)	(588)
3 MONTH SOFR FUTURE Sep26	(1)	12/15/2026	(240,913)	(538)
90-DAY BANK BILL Sep25	(1)	9/12/2025	(645,871)	(126)
ICE 3MTH SONIA FU Sep26	(1)	12/15/2026	(306,146)	(869)
NIKKEI 225 CME FUTUREDec24	(1)	12/13/2024	(191,625)	(575)
3 MONTH SOFR FUTURE Mar26	(1)	6/16/2026	(240,713)	(488)
COPPER FUTURE Mar25(a)	(1)	3/28/2025	442,933	(213)
WHITE SUGAR (ICE) Mar25(a)	(1)	2/14/2025	1,036,235	(225)
CORN FUTURE Jul25(a)	(1)	7/16/2025	17,937	(200)
WTI CRUDE FUTURE Apr25(a)	(1)	3/21/2025	48,607	1,350
MILK FUTURE Dec24(a)	(1)	1/2/2025	419,870	440
WTI CRUDE FUTURE Jan25(a)	(1)	12/19/2024	633,055	740
COPPER FUTURE May25(a)	(1)	5/29/2025	(1,217,140)	413
NY HARB ULSD Fut Mar25(a)	(1)	3/1/2025	(612,737)	1,987
KC HRW WHEAT FUTURE May25(a)	(1)	5/15/2025	(240,838)	863
LEAN HOGS FUTURE Jun25(a)	(1)	6/16/2025	148,840	(680)
LME ALUMINUM FORWARD(a)	(1)	2/17/2025	(127,188)	(1,629)
LME COPPER FORWARD(a)	(1)	2/5/2025	413,689	15,561
LME COPPER FORWARD(a)	(1)	2/19/2025	13,183	(468)
LME LEAD FORWARD(a)	(1)	2/27/2025	21,551	(1,230)
LME ZINC FORWARD(a)	(1)	2/6/2025	79,525	(875)
LME ZINC FORWARD ($)(a)	(1)	2/27/2025	7,363	(400)
NATURAL GAS FUTURE Mar25(a)	(1)	2/27/2025	103,893	(1,200)
OAT FUTURE Mar25(a)	(1)	3/17/2025	450,550	(100)
SOYBEAN FUTURE Nov25(a)	(1)	11/15/2025	(1,586,169)	1,413
SUGAR #11 (WORLD) Oct25(a)	(1)	10/1/2025	22,528	795
CBOE VIX MINI Dec24	(1)	12/19/2024	(3,825,185)	37
BRENT CRUDE FUTURE Feb25(a)	(1)	12/31/2024	(59,235)	2,620
LIVE CATTLE FUTURE Jun25(a)	(1)	7/1/2025	(383,878)	(60)
US LONG BOND(CBT) Mar25	(2)	3/21/2025	(239,000)	8,081
ICE 3MTH SONIA FU Dec26	(2)	3/16/2027	(612,546)	(2,075)

See accompanying notes which are an integral part of these financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FUTURES

November 30, 2024 (Unaudited) (continued)

	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation (Depreciation)
ICE 3MTH SONIA FU Mar27	(2)	6/15/2027	$(612,737)	$(1,822)
NORWEGIAN KRONE Dec24	(2)	12/16/2024	(362,300)	300
90-DAY BANK BILL Dec25	(2)	12/11/2025	(1,292,057)	(393)
NIKKEI 225 MINI Dec24	(2)	12/13/2024	(51,030)	1,125
WTI CRUDE FUTURE Jan25(a)	(2)	12/19/2024	(1,072,601)	3,939
CORN FUTURE May25(a)	(2)	5/15/2025	2,107,046	(488)
PLATINUM FUTURE Jan25(a)	(2)	1/29/2025	411,781	(1,440)
CANOLA FUTURE (WCE) Mar25(a)	(2)	3/17/2025	1,813,451	(325)
BRENT CRUDE FUTURE Apr25(a)	(2)	3/3/2025	54,530	3,840
LME ALUMINUM FORWARD(a)	(2)	2/10/2025	(119,500)	2,181
CANOLA FUTURE (WCE) Jan25(a)	(2)	1/14/2025	2,073,949	11
GASOLINE RBOB FUTUREJan25(a)	(2)	12/31/2024	272,388	5,347
BP CURRENCY DEC24	(3)	12/17/2024	(238,575)	(14,624)
CAC40 10 EURO FUTUREDec24	(3)	12/23/2024	(229,548)	(94)
KRW/USD Mini Dec24	(3)	12/17/2024	(53,775)	(188)
1 MONTH SOFR FUTURE Apr25	(3)	5/1/2025	(1,197,346)	(375)
NATURAL GAS JAN25(a)	(3)	12/30/2024	2,564,288	(16,249)
CORN FUTURE Dec25(a)	(3)	12/15/2025	(3,872,010)	600
MILL WHEAT EURO Sep25(a)	(3)	9/11/2025	(5,806,174)	418
WTI CRUDE FUTURE Feb25(a)	(3)	1/20/2025	439,920	(880)
SOYBEAN FUTURE May25(a)	(3)	5/15/2025	(1,936,828)	2,625
JPN 10Y BOND(OSE) Dec24	(4)	12/13/2024	(3,825,185)	(15,014)
ICE 3MTH SONIA FU Mar25	(4)	6/17/2025	(1,217,140)	(215)
SOYBEAN OIL FUTURE Mar25(a)	(4)	3/15/2025	(436,469)	844
LME COPPER FUTURE Mar25(a)	(4)	3/18/2025	270,019	10,165
CHF CURRENCY FUTURE Dec24	(5)	12/17/2024	(710,563)	134
SOYBEAN MEAL FUTURE Jan25(a)	(5)	1/14/2025	390,946	780
WHEAT FUTURE(CBT) Dec25(a)	(5)	12/15/2025	54,530	2,938
US 10YR NOTE (CBT)Mar25	(6)	3/21/2025	(667,125)	15,671
US 10 YR ULTRA MAR25	(6)	3/21/2025	(688,781)	(5,070)
SWEDISH KRONA FUTUREDec24	(6)	12/17/2024	(1,102,200)	4,492
90-DAY BANK BILL Mar25	(6)	3/13/2025	(3,872,010)	(56)
LOW SULFUR Gasoil G Jan25(a)	(6)	1/10/2025	(1,425,180)	(3,819)
WHEAT FUTURE(CBT) Mar25(a)	(6)	3/14/2025	1,504,820	(1,314)
KC HRW WHEAT FUTURE Mar25(a)	(6)	3/15/2025	(199,659)	4,649
BRAZIL REAL FUTURE Jan25	(7)	12/31/2024	(116,305)	3,752
NY HARB ULSD Fut Jan25(a)	(7)	12/31/2024	(1,625,128)	19,368
SGX IRON ORE 62% Jan25(a)	(7)	2/3/2025	2,396,850	(1,114)
SOYBEAN JAN25(a)	(7)	1/15/2025	9,119,361	(4,615)
LME NICKEL FUTURE Mar25(a)	(7)	3/18/2025	418,033	6,144
RED WHEAT FUTUREMGE Mar25(a)	(7)	3/17/2025	173,657	1,900
MILL WHEAT EURO May25(a)	(7)	5/13/2025	(645,871)	398
90-DAY BANK BILL Dec24	(9)	12/12/2024	(5,806,174)	668

See accompanying notes which are an integral part of these financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FUTURES

November 30, 2024 (Unaudited) (continued)

	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation (Depreciation)
LME LEAD FUTURE Mar25(a)	(10)	3/18/2025	$(3,391,513)	$(10,213)
SGX IRONE ORE 62% Dec24(a)	(10)	12/31/2024	1,037,503	(4,220)
NATURAL GAS FUTURE Feb25(a)	(11)	1/30/2025	662,566	(14,820)
MILL WHEAT EURO Mar25(a)	(16)	3/10/2025	(426,619)	1,849
3 MONTH SOFR FUTURE Sep25	(17)	12/16/2025	(4,084,675)	(725)
INR/USD Dec24	(17)	12/30/2024	(401,642)	548
AUDUSD CRNCY DEC24	(18)	12/17/2024	(1,174,050)	230
EURO-OAT Future Dec24	(19)	12/6/2024	(2,543,302)	(47,583)
SOYBEAN MEAL FUTURE Mar25(a)	(19)	3/15/2025	1,847,754	(417)
ICE 3MTH SONIA FU Jun26	(20)	9/15/2026	(6,120,690)	(12,238)
LONG GILT FUTURE Mar25	(21)	3/28/2025	(2,562,273)	(27,925)
ICE 3MTH SONIA FU Jun27	(21)	9/14/2027	(6,435,743)	(11,513)
CORN FUTURE Mar25(a)	(24)	3/14/2025	312,881	(7,695)
3 MONTH SOFR FUTURE Jun27	(25)	9/14/2027	(6,025,000)	(8,225)
ICE 3MTH SONIA FU Jun25	(26)	9/16/2025	(7,929,603)	894
US 2YR NOTE (CBT) Mar25	(30)	4/1/2025	(6,183,281)	(11,282)
SOYBEAN FUTURE Mar25(a)	(30)	3/14/2025	784,644	37,837
COTTON NO.2 FUTURE Mar25(a)	(31)	3/7/2025	(18,256,057)	10,092
WHEAT FUTURE(CBT) May25(a)	(31)	5/14/2025	(73,633)	62,800
3 MONTH SOFR FUTURE Jun25	(34)	9/16/2025	(8,157,875)	1,713
AUST 10Y BOND FUTUREDec24	(34)	12/16/2024	(2,511,416)	(48,579)
3 MONTH SOFR FUTURE Jun26	(35)	9/15/2026	(8,429,313)	(12,863)
MEXICAN PESO DEC24	(36)	12/17/2024	(884,340)	11,918
NEW ZEALAND $ DEC24	(36)	12/17/2024	(2,132,460)	8,996
US 5YR NOTE (CBT) Mar25	(40)	4/1/2025	(4,304,063)	(18,910)
JPN YEN CURR DEC24	(41)	12/17/2024	(3,432,213)	(74,575)
EURO FX CURR DEC24	(44)	12/17/2024	(5,815,425)	105,981
C$ CURRENCY FUTURE Dec24	(53)	12/17/2024	(3,787,910)	42,700
AUST 3YR BOND FUTUREDec24	(73)	12/16/2024	(5,039,752)	(20,332)
90-DAY BANK BILL Jun25	(74)	6/12/2025	(47,778,111)	(5,131)
3 MONTH SOFR FUTURE Mar25	(81)	6/17/2025	(19,398,488)	6,511
				$(3,481)

(a)	Holding of the Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd.

See accompanying notes which are an integral part of these financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2024 (Unaudited)

Counterparty	Trading Currency	Trading Currency Amount (Sold)/ Purchased	USD Amount (Sold)/Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Citigroup Inc	AUD	$(50,000)	$32,572	3/19/2025	$(248)
Citigroup Inc	BRL	479,875	(80,372)	3/19/2025	(2,808)
Citigroup Inc	BRL	(637,875)	106,835	12/18/2024	3,890
Citigroup Inc	BRL	919,500	(154,003)	12/18/2024	(7,290)
Citigroup Inc	CAD	(35,188)	25,131	12/18/2024	(151)
Citigroup Inc	CNH	326,750	(45,175)	3/19/2025	383
Citigroup Inc	CNH	(963,250)	133,173	12/18/2024	(246)
Citigroup Inc	CNH	1,288,500	(178,141)	12/18/2024	(2,634)
Citigroup Inc	CZK	(500,000)	20,906	12/18/2024	(62)
Citigroup Inc	CZK	500,000	(20,906)	12/18/2024	(441)
Citigroup Inc	EUR	(860,125)	908,464	3/19/2025	(6,823)
Citigroup Inc	EUR	(1,096,000)	1,157,596	12/18/2024	27,585
Citigroup Inc	EUR	1,382,625	(1,460,329)	12/18/2024	(7,047)
Citigroup Inc	GBP	(99,624)	126,627	3/19/2025	(1,287)
Citigroup Inc	GBP	(298,500)	379,409	12/18/2024	7,294
Citigroup Inc	GBP	74,624	(94,851)	12/18/2024	1,076
Citigroup Inc	HUF	7,500,000	(19,136)	3/19/2025	48
Citigroup Inc	HUF	(7,500,000)	19,136	12/18/2024	(51)
Citigroup Inc	HUF	15,000,000	(38,273)	12/18/2024	(1,739)
Citigroup Inc	INR	9,229,773	(109,233)	3/19/2025	(207)
Citigroup Inc	INR	(9,229,773)	109,233	12/18/2024	185
Citigroup Inc	INR	20,000,000	(236,697)	12/18/2024	(1,058)
Citigroup Inc	KRW	50,000,000	(35,841)	3/19/2025	130
Citigroup Inc	KRW	(50,000,000)	35,841	12/18/2024	(125)
Citigroup Inc	KRW	100,000,000	(71,682)	12/18/2024	(941)
Citigroup Inc	MXN	1,000,000	(49,361)	3/19/2025	252
Citigroup Inc	MXN	(2,000,000)	98,722	12/18/2024	(646)
Citigroup Inc	MXN	3,000,000	(148,082)	12/18/2024	(2,284)
Citigroup Inc	NZD	(25,000)	14,789	3/19/2025	(121)
Citigroup Inc	NZD	(25,000)	14,789	12/18/2024	(159)
Citigroup Inc	PLN	10,000	(2,460)	3/19/2025	22
Citigroup Inc	PLN	(39,500)	9,719	12/18/2024	(104)
Citigroup Inc	PLN	69,500	(17,100)	12/18/2024	(130)
Citigroup Inc	SEK	(6,391,799)	585,391	12/18/2024	7,631
Citigroup Inc	ZAR	1,250,000	(69,199)	3/19/2025	372
Citigroup Inc	ZAR	(1,750,000)	96,879	12/18/2024	66
Citigroup Inc	ZAR	3,000,000	(166,078)	12/18/2024	(2,466)
Deutsche Bank AG	AUD	4,404,422	(2,869,255)	12/20/2024	5,495
Deutsche Bank AG	AUD	(2,212,221)	1,441,149	12/20/2024	(3,984)
Deutsche Bank AG	CAD	(5,426,678)	3,875,784	12/20/2024	5,121
Deutsche Bank AG	CAD	682,601	(487,520)	12/20/2024	(184)
Deutsche Bank AG	CHF	1,553,733	(1,763,601)	12/20/2024	9,040
Deutsche Bank AG	CNH	(2,898,251)	400,696	12/20/2024	(2,290)
Deutsche Bank AG	COP	439,877,316	(99,777)	12/16/2024	(902)
Deutsche Bank AG	COP	(872,729,368)	197,960	12/12/2024	3,275

See accompanying notes which are an integral part of these financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2024 (Unaudited) (continued)

Counterparty	Trading Currency	Trading Currency Amount (Sold)/ Purchased	USD Amount (Sold)/Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	COP	$883,577,032	$(200,420)	12/12/2024	$(830)
Deutsche Bank AG	EUR	3,550,000	(3,749,512)	12/20/2024	26,814
Deutsche Bank AG	EUR	(3,475,000)	3,670,296	12/20/2024	(19,213)
Deutsche Bank AG	GBP	2,271,651	(2,887,386)	12/20/2024	26,879
Deutsche Bank AG	GBP	(458,319)	582,547	12/20/2024	(6,482)
Deutsche Bank AG	HUF	(473,630,713)	1,208,476	12/20/2024	(1,119)
Deutsche Bank AG	ILS	363,867	(100,083)	12/20/2024	212
Deutsche Bank AG	ILS	(747,084)	205,488	12/20/2024	(5,753)
Deutsche Bank AG	JPY	19,641,814	(130,784)	12/20/2024	1,345
Deutsche Bank AG	JPY	(448,894,082)	2,988,941	12/20/2024	(104,237)
Deutsche Bank AG	KRW	(1,398,634,237)	1,002,569	12/19/2024	(3,547)
Deutsche Bank AG	KRW	140,448,000	(100,676)	12/16/2024	767
Deutsche Bank AG	KRW	(139,950,237)	100,319	12/16/2024	(410)
Deutsche Bank AG	KRW	1,118,166,105	(801,524)	12/12/2024	2,172
Deutsche Bank AG	KRW	(1,122,450,375)	804,595	12/12/2024	(5,246)
Deutsche Bank AG	MXN	(4,000,000)	197,443	12/20/2024	(804)
Deutsche Bank AG	NOK	(10,828,521)	979,536	12/20/2024	(5,779)
Deutsche Bank AG	NZD	1,200,000	(709,862)	12/20/2024	6,816
Deutsche Bank AG	NZD	(3,441,924)	2,036,075	12/20/2024	(19,793)
Deutsche Bank AG	PLN	1,653,480	(406,825)	12/20/2024	6,832
Deutsche Bank AG	PLN	(414,540)	101,994	12/20/2024	(1,996)
Deutsche Bank AG	SEK	4,974,261	(455,566)	12/20/2024	6,608
Deutsche Bank AG	SEK	(17,442,565)	1,597,473	12/20/2024	(20,800)
Deutsche Bank AG	SGD	1,609,680	(1,200,671)	12/20/2024	2,858
Deutsche Bank AG	SGD	(401,677)	299,614	12/20/2024	(159)
Deutsche Bank AG	TRY	158,658	(4,572)	12/20/2024	16
Deutsche Bank AG	TRY	(32,170,564)	927,119	12/20/2024	(11,239)
Deutsche Bank AG	TWD	(3,248,206)	99,997	1/2/2025	(98)
Deutsche Bank AG	TWD	(12,897,246)	397,046	12/12/2024	2,936
Deutsche Bank AG	TWD	12,987,455	(399,823)	12/12/2024	(159)
Deutsche Bank AG	ZAR	12,742,314	(705,408)	12/20/2024	6,131
Deutsche Bank AG	ZAR	(1,807,587)	100,067	12/20/2024	(170)
JP Morgan	AUD	(50,000)	32,572	3/19/2025	(249)
JP Morgan	BRL	479,875	(80,372)	3/19/2025	(2,807)
JP Morgan	BRL	(637,875)	106,835	12/18/2024	3,890
JP Morgan	BRL	919,500	(154,003)	12/18/2024	(7,289)
JP Morgan	CAD	(35,183)	25,128	12/18/2024	(148)
JP Morgan	CNH	326,750	(45,175)	3/19/2025	386
JP Morgan	CNH	(963,250)	133,173	12/18/2024	(246)
JP Morgan	CNH	1,288,500	(178,141)	12/18/2024	(2,633)
JP Morgan	COP	(883,865,200)	200,485	3/19/2025	878
JP Morgan	CZK	(500,000)	20,906	12/18/2024	(61)
JP Morgan	CZK	500,000	(20,906)	12/18/2024	(441)
JP Morgan	EUR	(810,125)	855,654	3/19/2025	(6,684)
JP Morgan	EUR	(1,096,000)	1,157,596	12/18/2024	27,601

See accompanying notes which are an integral part of these financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2024 (Unaudited) (continued)

Counterparty	Trading Currency	Trading Currency Amount (Sold)/ Purchased	USD Amount (Sold)/Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
JP Morgan	EUR	$832,625	$(879,419)	12/18/2024	$6,259
JP Morgan	GBP	(124,624)	158,404	3/19/2025	(1,450)
JP Morgan	GBP	(298,500)	379,409	12/18/2024	7,278
JP Morgan	GBP	74,624	(94,851)	12/18/2024	1,077
JP Morgan	HUF	7,500,000	(19,136)	3/19/2025	48
JP Morgan	HUF	(7,500,000)	19,136	12/18/2024	(51)
JP Morgan	HUF	15,000,000	(38,273)	12/18/2024	(1,739)
JP Morgan	INR	9,229,773	(109,233)	3/19/2025	(207)
JP Morgan	INR	(9,229,773)	109,233	12/18/2024	185
JP Morgan	INR	20,000,000	(236,697)	12/18/2024	(1,057)
JP Morgan	KRW	50,000,000	(35,841)	3/19/2025	131
JP Morgan	KRW	(50,000,000)	35,841	12/18/2024	(132)
JP Morgan	KRW	100,000,000	(71,682)	12/18/2024	(940)
JP Morgan	MXN	1,000,000	(49,361)	3/19/2025	252
JP Morgan	MXN	(2,000,000)	98,722	12/18/2024	(646)
JP Morgan	MXN	3,000,000	(148,082)	12/18/2024	(2,283)
JP Morgan	NOK	(7,741,480)	700,285	12/18/2024	(1,195)
JP Morgan	NZD	(25,000)	14,789	12/18/2024	(160)
JP Morgan	PLN	10,000	(2,460)	3/19/2025	22
JP Morgan	PLN	(39,500)	9,719	12/18/2024	(104)
JP Morgan	PLN	69,500	(17,100)	12/18/2024	(129)
JP Morgan	TWD	(12,978,176)	399,537	3/19/2025	169
JP Morgan	ZAR	1,250,000	(69,199)	3/19/2025	372
JP Morgan	ZAR	(1,750,000)	96,879	12/18/2024	66
JP Morgan	ZAR	3,000,000	(166,078)	12/18/2024	(2,465)
Societe Generale SA	AUD	(850,000)	553,731	12/18/2024	3,647
Societe Generale SA	AUD	50,000	(32,572)	12/18/2024	(77)
Societe Generale SA	BRL	(4,064,865)	680,808	1/3/2025	27,070
Societe Generale SA	BRL	(285,893)	47,883	12/18/2024	2,493
Societe Generale SA	BRL	(3,763,608)	630,351	12/3/2024	32,195
Societe Generale SA	BRL	4,049,500	(678,234)	12/3/2024	(27,080)
Societe Generale SA	CAD	(2,846,527)	2,033,016	12/18/2024	15,368
Societe Generale SA	CAD	69,746	(49,813)	12/18/2024	(147)
Societe Generale SA	CHF	(1,327,694)	1,507,031	12/18/2024	2,385
Societe Generale SA	CHF	326,223	(370,288)	12/18/2024	1,404
Societe Generale SA	CLP	(286,933,381)	293,914	12/18/2024	5,477
Societe Generale SA	CNH	(6,108,716)	844,556	12/18/2024	2,601
Societe Generale SA	CNH	362,944	(50,179)	12/18/2024	348
Societe Generale SA	COP	(865,787,680)	196,385	12/18/2024	5,006
Societe Generale SA	CZK	(6,324,275)	264,427	12/18/2024	5,125
Societe Generale SA	CZK	3,793,430	(158,609)	12/18/2024	(242)
Societe Generale SA	EUR	(9,100,000)	9,611,424	12/18/2024	74,002
Societe Generale SA	EUR	5,250,000	(5,545,052)	12/18/2024	(80,844)
Societe Generale SA	GBP	(1,092,298)	1,388,367	12/18/2024	(6,115)
Societe Generale SA	GBP	3,222,636	(4,096,137)	12/18/2024	(55,852)

See accompanying notes which are an integral part of these financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2024 (Unaudited) (continued)

Counterparty	Trading Currency	Trading Currency Amount (Sold)/ Purchased	USD Amount (Sold)/Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Societe Generale SA	HUF	$(142,174,058)	$362,759	12/18/2024	$12,148
Societe Generale SA	IDR	(794,776,812)	50,159	12/18/2024	(107)
Societe Generale SA	IDR	787,925,000	(49,727)	12/18/2024	(324)
Societe Generale SA	ILS	550,656	(151,460)	12/18/2024	1,649
Societe Generale SA	ILS	(748,161)	205,785	12/18/2024	(6,042)
Societe Generale SA	INR	(21,124,337)	250,003	12/18/2024	401
Societe Generale SA	INR	4,225,006	(50,002)	12/18/2024	(79)
Societe Generale SA	JPY	256,496,664	(1,707,871)	12/18/2024	39,758
Societe Generale SA	JPY	(556,382,372)	3,704,647	12/18/2024	(84,682)
Societe Generale SA	KRW	(695,886,500)	498,825	12/18/2024	700
Societe Generale SA	MXN	(16,216,570)	800,462	12/18/2024	3,270
Societe Generale SA	MXN	3,066,336	(151,357)	12/18/2024	650
Societe Generale SA	NOK	(14,131,518)	1,278,321	12/18/2024	8,109
Societe Generale SA	NOK	20,469,444	(1,851,642)	12/18/2024	5,050
Societe Generale SA	NZD	(1,575,000)	931,694	12/18/2024	4,158
Societe Generale SA	NZD	100,000	(59,155)	12/18/2024	250
Societe Generale SA	PEN	(378,622)	101,426	12/18/2024	(1,180)
Societe Generale SA	PHP	(8,822,289)	150,461	12/18/2024	(455)
Societe Generale SA	PLN	(434,839)	106,989	12/18/2024	(1,610)
Societe Generale SA	PLN	3,041,539	(748,346)	12/18/2024	(4,213)
Societe Generale SA	SEK	(6,941,789)	635,762	12/18/2024	4,853
Societe Generale SA	SEK	4,037,041	(369,731)	12/18/2024	1,502
Societe Generale SA	SGD	(201,163)	150,049	12/18/2024	(309)
Societe Generale SA	SGD	66,239	(49,408)	12/18/2024	(507)
Societe Generale SA	THB	1,710,908	(49,884)	12/18/2024	(84)
Societe Generale SA	THB	(1,742,281)	50,799	12/18/2024	(830)
Societe Generale SA	TWD	(11,244,595)	346,169	12/18/2024	3,720
Societe Generale SA	ZAR	(4,538,544)	251,251	12/18/2024	(1,557)
Societe Generale SA	ZAR	6,138,815	(339,842)	12/18/2024	(9,745)
					$(95,255)

See accompanying notes which are an integral part of these financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF SWAP CONTRACTS

November 30, 2024 (Unaudited)

Credit Default Swap Agreements - Protection Sold

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)	Payment Frequency	Notional Amount (a),(b)	Value
CDX.EM SERIES 42	Citigroup Inc	12/20/2029	1.0%	Quarterly	300,000	$(7,505)
CDX.EM SERIES 42	JP Morgan	12/20/2029	1.0%	Quarterly	300,000	(7,505)
						$(15,010)

Underlying Instrument	Counterparty	Upfront payments/ (receipts)	Unrealized appreciation/ (depreciation)
CDX.EM SERIES 42	Citigroup Inc	$(9,018)	$1,513
CDX.EM SERIES 42	JP Morgan	(9,018)	$1,513
		$(18,036)	$3,026

Credit Default Swap Agreements - Protection Purchased

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)	Payment Frequency	Notional Amount (b)	Value
CDX.NA.HY Series 43	Citigroup Inc	12/20/2029	5.0%	Quarterly	1,600,000		$137,348
CDX.NA.HY Series 43	JP Morgan	12/20/2029	5.0%	Quarterly	1,600,000		137,347
CDX.NA.IG SERIES 43	Citigroup Inc	12/20/2029	0.5%	Quarterly	2,400,000		57,216
CDX.NA.IG SERIES 43	JP Morgan	12/20/2029	0.5%	Quarterly	2,400,000		57,217
ITRAXX EUROPE SERIES 42	Citigroup Inc	12/20/2029	0.6%	Quarterly	2,400,000		53,248
ITRAXX EUROPE SERIES 42	JP Morgan	12/20/2029	0.6%	Quarterly	2,400,000	EUR	53,248
ITRAXX EUROPE CROSSOVER SERIES 42	Citigroup Inc	12/20/2029	3.1%	Quarterly	1,300,000		119,051
ITRAXX EUROPE CROSSOVER SERIES 42	JP Morgan	12/20/2029	3.1%	Quarterly	1,300,000	EUR	119,052
							$733,727

See accompanying notes which are an integral part of these financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF SWAP CONTRACTS

November 30, 2024 (Unaudited) (continued)

Underlying Instrument	Counterparty	Upfront payments/ (receipts)	Unrealized appreciation/ (depreciation)
CDX.NA.HY Series 43	Citigroup Inc	$113,935	$23,413
CDX.NA.HY Series 43	JP Morgan	113,934	23,413
CDX.NA.IG SERIES 43	Citigroup Inc	52,360	4,856
CDX.NA.IG SERIES 43	JP Morgan	52,360	4,857
ITRAXX EUROPE SERIES 42	Citigroup Inc	53,540	(292)
ITRAXX EUROPE SERIES 42	JP Morgan	53,540	(292)
ITRAXX EUROPE CROSSOVER SERIES 42	Citigroup Inc	117,538	1,513
ITRAXX EUROPE CROSSOVER SERIES 42	JP Morgan	117,538	1,514
		$674,745	$58,982

See accompanying notes which are an integral part of these financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF SWAP CONTRACTS

November 30, 2024 (Unaudited) (continued)

Interest Rate Swap Agreements

Rate Received	Payment Frequency	Clearinghouse/ Counterparty (c)	Termination Date	Rate Paid (d)	Payment Frequency
3.5%	Annual	LCH/Citigroup Inc	3/20/2030	CZK-PRIBOR-PRBO 6M	Semi-Annual
3.5%	Quarterly	LCH/Citigroup Inc	3/20/2030	HKD-HIBOR-HKAB 3M	Quarterly
6.0%	Annual	LCH/Citigroup Inc	3/20/2030	HUF-BUBOR-Reuters 6M	Semi-Annual
3.0%	Quarterly	LCH/Citigroup Inc	3/20/2030	KRW-CD-KSDA-Bloomberg 3M	Quarterly
8.5%	Monthly	CME/Citigroup Inc	3/13/2030	MXN-TIIE ON-OIS Compound 1D	Monthly
4.5%	Annual	LCH/Citigroup Inc	3/20/2030	PLN-WIBOR-WIBO 6M	Semi-Annual
8.0%	Quarterly	LCH/Citigroup Inc	3/20/2030	ZAR-JIBAR-SAFEX 3M	Quarterly
3.5%	Annual	LCH/JP Morgan	3/20/2030	CZK-PRIBOR-PRBO 6M	Semi-Annual
3.5%	Quarterly	LCH/JP Morgan	3/20/2030	HKD-HIBOR-HKAB 3M	Quarterly
6.0%	Annual	LCH/JP Morgan	3/20/2030	HUF-BUBOR-Reuters 6M	Semi-Annual
3.0%	Quarterly	LCH/JP Morgan	3/20/2030	KRW-CD-KSDA-Bloomberg 3M	Quarterly
8.5%	Monthly	CME/JP Morgan	3/13/2030	MXN-TIIE ON-OIS Compound 1D	Monthly
4.5%	Annual	LCH/JP Morgan	3/20/2030	PLN-WIBOR-WIBO 6M	Semi-Annual
8.0%	Quarterly	LCH/ JP Morgan	3/20/2030	ZAR-JIBAR-SAFEX 3M	Quarterly

Rate Received	Payment Frequency	Clearinghouse/ Counterparty (c)	Notional Amount (b)		Value	Upfront payments/ (receipts)	Unrealized appreciation/ (depreciation)
3.5%	Annual	LCH/Citigroup Inc	5,000,000	CZK	$890	$(8)	$898
3.5%	Quarterly	LCH/Citigroup Inc	2,600,000	HKD	3,017	262	2,755
6.0%	Annual	LCH/Citigroup Inc	49,800,000	HUF	(138)	(114)	(24)
3.0%	Quarterly	LCH/Citigroup Inc	800,000,000	KRW	12,153	(3,540)	15,693
8.5%	Monthly	CME/Citigroup Inc	7,600,000	MXN	(1,362)	(4,829)	3,467
4.5%	Annual	LCH/Citigroup Inc	1,000,000	PLN	1,883	560	1,323
8.0%	Quarterly	LCH/Citigroup Inc	3,500,000	ZAR	4,204	(264)	4,468
3.5%	Annual	LCH/JP Morgan	5,000,000	CZK	890	(8)	898
3.5%	Quarterly	LCH/JP Morgan	2,700,000	HKD	3,133	272	2,861
6.0%	Annual	LCH/JP Morgan	49,800,000	HUF	(138)	(114)	(24)
3.0%	Quarterly	LCH/JP Morgan	800,000,000	KRW	12,153	(3,539)	15,692
8.5%	Monthly	CME/JP Morgan	7,600,000	MXN	(1,362)	(4,829)	3,467
4.5%	Annual	LCH/JP Morgan	1,100,000	PLN	2,072	591	1,481
8.0%	Quarterly	LCH/ JP Morgan	3,500,000	ZAR	4,204	(264)	4,468
					$41,599	$(15,824)	$58,982

(a)	The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(b)	Notional amount is stated in U.S. Dollars unless otherwise noted.
(c)	Swaps with clearinghouses LCH Clearnet Group (LCH) and CME Group Inc (CME) are centrally cleared swaps.
(d)	Represents floating rate.

See accompanying notes which are an integral part of these financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF ASSETS AND LIABILITIES

November 30, 2024 (Unaudited)

Assets
Investments in securities, at fair value (cost $47,546,748)	$47,539,778
Unrealized appreciation on forward foreign currency contracts	529,731
Unrealized appreciation on swaps	120,063
Premiums paid for swaps	676,430
Cash and cash equivalents	10,544,498
Cash held at broker for futures contract transactions (a)	900,000
Cash held at broker for swap contract transactions (a)	356,126
Due from broker	5,703,007
Receivable for investments sold	2,388,554
Dividends and interest receivable	252,160
Receivable for net variation margin on futures and swap contracts	1,616
Receivable from Adviser	92,528
Prepaid deferred offering cost	16,060
Total Assets	69,084,371

Liabilities
Unrealized depreciation on forward foreign currency contracts	624,986
Unrealized depreciation on swaps	632
Premiums received from swaps	35,545
Foreign currency due to bank	16,115
Payable for investments purchased	2,389,409
Payable to administrator	32,558
Payable for organizational costs	146,621
Payable to trustees	4,976
Other accrued expenses	57,690
Total Liabilities	3,272,352
Net Assets	$65,812,019

Net Assets consist of:
Paid-in capital	65,763,073
Accumulated earnings	48,946
Net Assets	$65,812,019

Net Assets: Class I	$65,812,019
Shares outstanding (unlimited number of shares authorized, no par value)	6,720,376
Net asset value, offering and redemption price per share	$9.79

(a)	Cash held as collateral at broker.

See accompanying notes which are an integral part of these financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF OPERATIONS

For the period ended November 30, 2024(a) (Unaudited)

Investment Income
Dividend income	$133,218
Interest income	106,544
Total investment income	239,762

Expenses
Organizational	146,621
Adviser	119,257
Administration	25,306
Compliance services	13,137
Audit and tax	10,167
Pricing	8,033
Custodian	7,531
Legal	7,071
Transfer agent	6,248
Trustee	4,977
Offering	4,696
Report printing	3,414
Registration	167
Miscellaneous	9,170
Total expenses	365,795
Fees waived by Adviser	(232,542)
Net operating expenses	133,253
Net investment income	106,509

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	668,480
Foreign currency translations	1,525
Forward foreign currency contracts	(144,719)
Futures contracts	(1,363,694)
Swap contracts	(3,292)

Change in unrealized appreciation (depreciation) on:
Investment securities	(6,970)
Foreign currency translations	(690,541)
Forward foreign currency contracts	(95,255)
Futures contracts	1,457,472
Swaps contracts	119,431
Net realized and unrealized gain (loss) on investment securities foreign currency translations forward foreign currency contracts, futures contracts and swap contracts	(57,563)
Net increase in net assets resulting from operations	$48,946

(a)	For the period September 30, 2024 (commencement of operations) to November 30, 2024.

See accompanying notes which are an integral part of these financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF CHANGES

For the Period Ended November 30, 2024(a)
(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$106,509
Net realized loss on investment securities, foreign currency translations forward foreign currency contracts, futures contracts and swap contracts	(841,700)
Change in unrealized appreciation on investment securities, foreign currency translations forward foreign currency contracts, futures contracts and swap contracts	784,137
Net increase in net assets resulting from operations	48,946

Capital Transactions - Class I
Proceeds from shares sold	65,821,279
Amount paid for shares redeemed	(58,206)
Total Class I	65,763,073

Net increase in net assets resulting from capital transactions	65,763,073
Total Increase in Net Assets	65,812,019

Net Assets
Beginning of period	$—
End of period	$65,812,019

Share Transactions - Class I
Shares sold	6,726,364
Shares redeemed	(5,988)
Total Class I	6,720,376
Net increase in shares outstanding	6,720,376

(a)	For the period September 30, 2024 (commencement of operations) to November 30, 2024.

See accompanying notes which are an integral part of these financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

(For a share outstanding during the period)

	For the Period Ended November 30, 2024(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	0.02
Net realized and unrealized loss on investments	(0.23)
Total from investment operations	(0.21)

Net asset value, end of period	$9.79

Total Return(b)	(2.10	)%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$65,812
Ratio of net expenses to average net assets	1.95	%(d)
Ratio of expenses to average net assets before waiver and reimbursement	5.35	%(d)
Ratio of net investment income to average net assets	1.56	%(d)
Portfolio turnover rate	11	%(c)

(a)	For the period September 30, 2024 (commencement of operations) to November 30, 2024.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

November 30, 2024 (Unaudited)

NOTE 1. ORGANIZATION

Efficient Enhanced Multi-Asset Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on May 21, 2024. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Fund is Efficient Capital Management, LLC (the “Adviser”). The Adviser allocates Fund assets to various sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) to execute both a multi-asset risk parity investment strategy and a managed futures trend-based investment strategy. Currently, AlphaSimplex Group LLC, AQR Capital Management LLC, Aspect Capital Limited, Crabel Capital Management, LLC, Welton Investment Partners LLC, Winton Capital Management Limited, and Columbia Management Investment Advisers, LLC are the Sub-Advisers. As of November 30, 2024, the Adviser has not yet utilized Winton Capital Management Limited for sub-advisory services. The investment objective of the Fund is capital appreciation in both rising and falling equity markets.

The Fund currently offers two classes of shares, Class I and Class A. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or as expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future. As of November 30, 2024, Class A shares has not commenced operations.

The consolidated financial statements of the Fund include the Fund and its wholly-owned subsidiary, the Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd. (the “CFC”). The CFC entered into an investment advisory agreement on May 31, 2024 and is incorporated in the Cayman Islands as an exempted company with limited liability.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

November 30, 2024 (Unaudited) (continued)

accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended November 30, 2024, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period ended November 30, 2024, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

November 30, 2024 (Unaudited) (continued)

(i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Cash and Cash Equivalents – Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Consolidated Statement of Assets and Liabilities. The Fund maintains cash in the deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire Fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Consolidation of Subsidiary – The Consolidated Schedules of Investments and Futures Contracts of the Fund include the investments of the CFC, which is a wholly-owned and controlled foreign subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the NAV of the subsidiary. However, the Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

November 30, 2024 (Unaudited) (continued)

considerations include the nature and organizational structure of the investment, as well as the Fund’s ability to control the circumstances leading to majority ownership. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. As of November 30, 2024, the net assets of the CFC were $12,274,812, which represented 19% of the Fund’s net assets.

NOTE 3. DERIVATIVE INSTRUMENTS RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (“OTC”). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Commodity Risk	Commodity risk relates to fluctuations in the value of an asset or liability due to changes in commodity market rates and related underlying prices.

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

November 30, 2024 (Unaudited) (continued)

The Fund and CFC are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty’s unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

November 30, 2024 (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts – The Fund may engage in foreign currency exchange transactions. The value of the Fund’s portfolio securities that are invested in non-U.S. dollar denominated instruments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward foreign currency exchange contracts, to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund will not, however, hold foreign currency except in connection with the purchase and sale of foreign portfolio securities.

Swap Agreements – The Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indices, specific securities and commodities, credit default swaps, and total return swaps. Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specific notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These centrally cleared swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM.

A credit default swap involves a protection buyer and a protection seller. The Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer, or basket of securities. The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. The Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by designating liquid assets on the Fund’s books and records. Upon entering into a credit default swap, the Fund is required to satisfy an initial margin requirement by delivering cash or securities. Subsequent payments are made or received by the Fund each day to settle daily fluctuations in the value of the contract (“variation margin”); which reflect changes in the value of the underlying

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financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. Periodic payments paid or received are recorded in realized gain/loss. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of Operations. Payments made or received as a result of a credit event or termination of the contract, are recognized, net of a proportional amount of the upfront payment, as realized gains/losses. In addition to bearing the risk that the credit event will occur as a protection seller, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on its obligation to perform.

In a credit default swap, the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. If physically settled, this value is obtained by delivering a debt security of the reference issuer to one party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). If cash settled, the two payment streams are netted out with the Fund receiving or paying only the net amount of the two payments. The Fund is usually a buyer of credit default swaps. When a credit event occurs as defined under the terms of the credit default swap contract, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value. The maximum potential amount of future payments that the Fund as a buyer of protection may receive if a credit event occurs is an amount equal to the notional amount of the contract.

Many of the markets in which the Fund effects its derivative transactions are “over-the-counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. When the Fund invests in derivative, over-the-counter transactions, it is assuming a credit risk with regard to parties with whom it trades and also bears the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. In the event of the default or bankruptcy

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of a swap contract counterparty, the Fund will have contractual remedies pursuant to the swap contract, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.

Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

With centrally cleared swaps, there is minimal counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. However, credit risk still exists in centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.

To mitigate counterparty risk on swap agreements, the Fund may require the counterparty to post collateral to the Fund’s custodian to cover the Fund’s exposure. This collateral is generally in cash and is invested in a money market fund. A counterparty may also require the Fund to post collateral to a segregated account at the Fund’s custodian.

Futures Contracts – The Fund may invest in futures contracts to hedge or manage risks associated with the Fund’s securities investments or to obtain market exposure in an effort to generate returns. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts.

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NOTE 4. DERIVATIVE TRANSACTIONS

The following tables identify the location and fair value of derivative instruments on the Consolidated Statement of Assets and Liabilities as of November 30, 2024, and the effect of derivative instruments on the Consolidated Statement of Operations for the period ended November 30, 2024.

At November 30, 2024:

	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Contract Type/Primary Risk Exposure	Unrealized Appreciation on forward foreign currency contracts	Unrealized Depreciation on forward foreign currency contracts	Unrealized Appreciation on futures contracts*	Unrealized Depreciation on futures contracts*	Unrealized Appreciation on swaps contracts	Unrealized Depreciation on swaps contracts
Commodity Contracts	$529,731	$(624,986)	$931,044	$(297,689)	$—	$—
Credit Contracts	—	—	—	—	62,592	(584)
Equity Contracts	—	—	886,935	(110,986)	—	—
Foreign Exchange Contracts	—	—	188,424	(118,341)	—	—
Interest Rate Contracts	—	—	369,651	(391,566)	57,471	(48)

*	Includes cumulative appreciation/(depreciation), as reported in the Consolidated Statement of Operations. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities

For the period ended November 30, 2024:

Location	Foreign Exchange Contracts	Equity Contracts	Interest Contracts	Commodity Contracts	Credit Contracts	Total
Net realized gain (loss) on:
Forward Foreign Currency Contracts	$(144,719)	$—	$—	$—	$—	$(144,719)
Futures Contracts	9,196	(219,706)	(442,431)	(710,753)	—	(1,363,694)
Swaps Contracts	—	—	(3,292)	—	—	(3,292)

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Location	Foreign Exchange Contracts	Equity Contracts	Interest Contracts	Commodity Contracts	Credit Contracts	Total
Change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	$(95,255)	$—	$—	$—	$—	$(95,255)
Futures contracts	70,083	775,949	(21,915)	633,355	—	1,457,472
Swaps Contracts	—	—	57,423	—	62,008	119,431

The following table summarizes the average ending monthly fair value of derivatives outstanding during the period ended November 30, 2024:

Derivatives	Average Ending Monthly Notional Value
Forward Foreign Currency Contracts, Purchased	$32,477,146
Forward Foreign Currency Contracts, Sold	(3,777,107,376)
Long Futures Contracts	89,319,083
Short Futures Contracts	(84,078,290)
Interest Rate Swaps	2,893,006
Credit Default Swaps	(10,955,393)

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Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of November 30, 2024:

				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged*	Net Amount
Forward foreign currency contracts	$—	$—	$—	$(95,255)	$—	$—
Swap contracts	—	—	—	760,316	356,126	404,190
Variation Margin on Futures Contracts and Swap Contracts	11,165	(9,549)	1,616	—	—	—

*	Any over-collateralization of total financial instruments is not shown. Collateral amounts can be found on the Consolidated Statement of Assets and Liabilities as Cash held at broker for futures contract transactions and Cash held at broker for swap contract transactions.

NOTE 5. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in

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pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/ or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

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Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

Forward foreign currency exchange contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates. When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

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The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2024:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Non-U.S. Government & Agencies	$—	$2,084,619	$—	$2,084,619
U.S. Government & Agencies	—	20,070,818	—	20,070,818
Money Markets	25,384,341	—	—	25,384,341
Long Futures Contracts(a)	1,467,903	—	—	1,467,903
Forward Foreign Currency Contracts(a)	—	529,730	—	529,730
Swaps Contracts(a)	—	120,063	—	120,063
Total	$26,852,244	$22,805,230	$—	$49,657,474

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Short Futures Contracts(a)	$10,431	$—	$—	$10,431
Forward Foreign Currency Contracts(a)	—	624,986	—	624,986
Swaps Contracts(a)	—	632	—	632
Total	$10,431	$625,618	$—	$636,049

(a)	The amount shown represents the unrealized appreciation/depreciation

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 1.75% of the Fund’s average daily net assets. For the period ended November 30, 2024, before the waiver described below, the Adviser earned a management fee of $119,257 from the Fund. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust

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November 30, 2024 (Unaudited) (continued)

officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 1.95% of average daily net assets of each class of shares of the Fund through at least September 30, 2025. For the period ended November 30, 2024, the Adviser waived fees and reimbursed expenses in the amount of $232,542.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of November 30, 2024, the Adviser may seek repayment of management fees waived and expense reimbursements pursuant to the aforementioned conditions, from the Fund no later than the dates stated below:

Recoverable Through
November 30, 2027	$232,542

The Adviser has retained sub-advisers to provide portfolio management and related services to the Fund. The sub-advisers receive a fee from the Adviser (not the Fund) for these services.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the

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November 30, 2024 (Unaudited) (continued)

time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

The Trust, with respect to the Fund, has adopted a Distribution Plan (the “Plan”) for its Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund will pay the Distributor, the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Class A shares in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement.

The Trust, on behalf of the Fund, has adopted an Administrative Services Plan on behalf of its Class I shares and Class A shares, under which shareholder servicing agents provide administrative and support services to their customers. These services may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from on behalf of shareholders, responding to routine inquiries from shareholders concerning their investments, assisting shareholders in changing dividend options, account designations and addresses, and other similar services. For these services, the Fund may pay a fee at an annual rate of up to 0.15% of the average daily net assets of Class I shares and 0.25% of the average daily net assets of Class A shares serviced by the agent. The Fund may enter into agreements with various shareholder servicing agents, including financial institutions and securities brokers. The Fund may pay a servicing fee to broker-dealers and others who sponsor “no transaction fee” or similar programs for the purchase of shares. Shareholder servicing agents may waive all or a portion of their fee periodically. The Board has approved, and the Fund has agreed to, waive the administrative services fees through September 30, 2025.

NOTE 7. INVESTMENT TRANSACTIONS

For the period ended November 30, 2024, purchases and sales of investment securities, other than short-term investments, were $3,596,142 and $19,445, respectively.

Purchases and sales of long-term U.S. government obligations during the period or fiscal year ended November 30, 2024 were $9,334,728 and $2,555,596.

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November 30, 2024 (Unaudited) (continued)

NOTE 8. FEDERAL TAX INFORMATION

At November 30, 2024, the net unrealized appreciation (depreciation) and tax cost of investments and derivatives for tax purposes were as follows:

Gross unrealized appreciation	$54,126
Gross unrealized depreciation	(61,096)
Net unrealized appreciation on investments	$(6,970)

Tax cost of investments	$47,546,748
Gross unrealized appreciation	$3,058,833
Gross unrealized depreciation	(1,572,794)
Net unrealized appreciation on derivatives	$1,486,039

Tax cost of derivatives	$640,885

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

EFFICIENT ENHANCED MULTI-ASSET FUND

ADDITIONAL INFORMATION

November 30, 2024 (Unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

Proxy Disclosures for Open-End Management Investment Companies

Not applicable

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Contract.

The Efficient Enhanced Multi-Asset Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board”) oversees the management of the Fund and, as required by law, considered the approval of the management agreement with its investment adviser, Efficient Capital Management, LLC (“Efficient”), and the management agreement between Efficient and the Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd. (the “CFC”) (the “Management Agreements”), as well as the sub-advisory agreements between Efficient and each of AlphaSimplex Group LLC (“AlphaSimplex”), AQR Capital Management LLC (“AQR”), Aspect Capital Limited (“Aspect”), Columbia Management Investment Advisers, LLC (“Columbia”), Crabel Capital Management, LLC (“Crabel”), Welton Investment Partners LLC (“Welton”), and Winton Capital Management Limited (“Winton”)(each a “Sub-Adviser” and collectively, the “Sub-Advisers”) with respect to the Fund and the CFC (the Management Agreements and sub-advisory agreements collectively, the “Agreements”). In connection with such approvals, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances.

The Trustees held teleconferences on February 21, 2024 and May 15, 2024 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the Agreements. At the Trustees’ quarterly meetings held in February 2024 and May 2024, the Board interviewed certain executives of Efficient and the Sub-Advisers, including Efficient’s Chief Compliance Officer, Chief Risk Officer & Director of Research, General Counsel, Director of Information Technology, Chief Financial Officer and Managing Director, and representatives of the Sub-Advisers. The Trust’s CCO completed a review of the Code of Ethics and compliance program of Efficient and each Sub-Adviser and reported to the Board. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust, Efficient, or the Sub-Advisers (the “Independent Trustees”), approved the Agreements for an initial period of two years from commencement of operations of the Fund. The Trustees’ approval of the Agreements was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some

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ADDITIONAL INFORMATION

November 30, 2024 (Unaudited) (continued)

of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Efficient would provide to the Fund and a controlled foreign corporation, as well as the services that each Sub-Adviser would provide to the Fund and the CFC. The Board examined the background information of the key investment professionals who would service the Fund and the CFC, noting their years of financial industry experience and expertise with respect to each Fund strategy, including managed futures. The Trustees discussed that Efficient would not engage in portfolio transactions directly and would instead tactically allocate the Fund’s assets to the Sub-Advisers for each to execute their unique multi-asset risk parity investment strategy and/or managed futures trend-based investment strategy. The Trustees observed that Efficient selects Sub-Advisers based on the results of quantitative and qualitative assessments of their investment expertise, historical performance, management accessibility, commitment, investment strategy, processes, methodologies, and operations. The Trustees noted that Efficient would determine the target allocation for each Sub-Adviser to achieve the Fund’s desired exposure to the risk parity and trend investment strategies and would maintain full discretionary authority and control over rebalancing the Fund’s allocations based on its assessment of market risk and individual Sub-Adviser performance, among other factors.

The Trustees observed that AQR would be the sole initial Sub-Adviser pursuing a risk parity strategy, and that AlphaSimplex, Aspect, Crabel, Welton, and Winton would be the initial Sub-Advisers pursuing managed futures trend-based strategies. The Trustees recognized that the Fund is likely to have large cash balance surpluses due to its margin requirements given the level of futures and derivatives trading and the leveraged nature of such instruments, and that Columbia would be managing the Fund’s cash to meet the forecasted liquidity needs of the Fund. The Trustees discussed the particular securities and instruments to be used by the Sub-Advisers to executive their respective strategies and considered how Efficient planned to coordinate with the Sub-Advisers to adhere to the Fund’s investment restrictions, comply with the Trust’s policies and procedures, and manage derivatives risk. The Trustees acknowledged that the CFC is expected to be utilized for providing the Fund with an effective means of obtaining exposure to the investment returns of global commodities markets and certain volatility indices within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, and that Efficient would monitor the Fund’s investment in the CFC and the Sub-Advisers that will trade on behalf of the CFC to ensure compliance with applicable investment restrictions. The Trustees reviewed information provided with respect to each Sub-Adviser’s pre- and post-trade compliance processes and procedures with respect to the Fund, noting that investment

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limitations would be built into each Sub-Adviser’s pre-trade procedures. The Trustees discussed that the Sub-Advisers would be responsible for voting proxies on behalf of the Fund even though voting proxies was unlikely due to the expected nature of the Fund’s holdings. The Trustees acknowledged that Efficient would be responsible for overseeing each Sub-Adviser’s services to the Fund and the CFC and that Efficient not only has the operational structure and well-established relationships, but is capable of coordinating multiple sub-advisers. It was the consensus of the Board that Efficient and each of the Sub-Advisers has adequate resources, skills and experience to provide high quality investment management services to the Fund and the CFC. They agreed that each of the Adviser and Sub-Advisers is reputable and has extensive experience; furthermore, the firms include both industry pioneers and founders. However, they acknowledged the need to receive complete compliance information.

(ii) Fund Performance. The Trustees next reviewed and discussed the performance of various strategies managed by Efficient and the Sub-Advisers for periods ended December 31, 2023, which was presented for their consideration.

Efficient. The Trustees reviewed the performance of a private fund managed by Efficient using a substantially similar investment strategy as that being proposed for the Fund. The Trustees observed that the private fund had underperformed its benchmark, the S&P 500 Index, since-inception but acknowledged that the track record was for less than a full-year. The Trustees considered Efficient’s explanation that the implementation of the strategies for the private fund and the Fund would be different given that certain managers and strategies entailed incentive fees that are only available for a private fund. It was the consensus of the Trustees that it was reasonable to conclude that Efficient had the ability to manage the Fund successfully from a performance standpoint.

AlphaSimplex. The Board reviewed the performance information for a mutual fund and private funds with investment objectives and strategies comparable to the Fund. The Trustees observed that the Virtus AlphaSimplex Managed Futures Strategy Fund underperformed its primary benchmark, the SG Trend Index, for the one-year period but outperformed its benchmark over the five-year, ten-year, and since inception periods. The Trustees noted that a private fund and the AssetMark GuidePath Managed Futures Strategy Fund underperformed the SG Trend Index over the one-year period but outperformed across all other periods. The Trustees further observed that Virtus GF AlphaSimplex Managed Futures Fund underperformed the benchmark across all periods. The Board agreed that AlphaSimplex had the ability to manage its strategy successfully for the Fund from a performance standpoint.

AQR. The Trustees acknowledged AQR’s position that it neither advised nor sub-advised any U.S. registered investment companies similar to the Fund. The Trustees reviewed the performance of a composite of separate accounts for which AQR provides exposure to global developed and emerging market equities, global developed market bonds, global

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inflation protected bonds, and commodities by investing in securities and derivatives in a risk-balanced manner with an active, risk-reducing overlay. The Board observed that the composite had outperformed the ICE BofAML US 3M T-Bill Index over the majority of the calendar years presented since inception. It was the consensus of the Trustees that it was reasonable to conclude that AQR has the ability to manage its strategy for the Fund successfully from a performance standpoint.

Aspect. The Board reviewed the performance information of the Aspect Core Diversified Program and discussed any variations among it and the Fund’s strategy. The Board recognized Aspect’s assertion that it was unable to provide performance information for a primary benchmark given that the product is an absolute return strategy. The Board observed that the program had provided strong returns for most calendar years since inception. Given these considerations, as well as the historical experience of Aspect’s investment personnel, the Board concluded that Aspect could be expected to provide satisfactory performance for the Fund and its shareholders.

Crabel. The Trustees reviewed the performance of the Crabel Advanced Trend 1x Program, noting Crabel’s caution that the performance provided was only representative and that the same strategy for the Fund would vary due to differences in, among other things, the effect of guidelines or restrictions, sub-strategies or markets traded, prime or executing brokers utilized, exchange memberships, fees and expenses, degree of leverage, trading level changes, and the time period during in which trading occurs. Acknowledging the potential limitations, the Trustees observed that the strategy underperformed its primary benchmark, the Soc Gen Trend Index, over the one-year and five-year periods but outperformed its benchmark over the ten-year and since inception periods. Given these considerations, the Board concluded that Crabel could be expected to provide satisfactory performance for the Fund and its shareholders.

Welton. The Board reviewed the performance of the Welton Trend strategy and compared it to that of its benchmark, the Barclays Systematic Traders Index. The Board observed that the strategy underperformed its benchmark over the one-year period but outperformed over the five-year, ten-year, and since inception periods. It was the consensus of the Trustees that it was reasonable to conclude that Welton has the ability to manage its strategy for the Fund successfully from a performance standpoint.

Winton. The Board reviewed the performance information of another fund managed by Winton and discussed the differences between it and the strategy for the Fund. The Trustees observed that the fund managed by Winton outperformed its primary benchmark, the SG Trend Index, over the one-year period but slightly underperformed its benchmark over the five-year and since inception periods. The Board agreed that Winton has demonstrated its ability to effectively implement its investment strategy for the Fund and could be expected to provide satisfactory performance for the Fund and its shareholders.

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Columbia. The Board discussed that Columbia’s cash management strategy would aim to deliver current income, protect capital, and provide liquidity through a portfolio comprised of short-term, liquid, interest-bearing securities such as treasury bills, notes and other obligations issued or guaranteed by the US Government. The Trustees reviewed the performance of Columbia’s cash management strategy, noting that the strategy generally provided similar returns to its primary benchmark, the ICE BofA 90 Day Treasury Bill Index, over the one-year, two-year and since inception periods. The Board concluded that it was reasonable to expect Columbia had the potential to provide satisfactory performance for the Fund and its shareholders.

(iii) Fee Rate and Profitability.

Efficient. The Trustees noted that the proposed management fee and net expense ratio for the Fund is higher than the medians and averages of its Morningstar category and peer group. The Trustees recounted Efficient’s explanation that the Fund’s fees and expenses were in line with its two closest peers, which are also multi-manager managed futures trend-following funds. They further acknowledged that most other funds in the Morningstar category and peer group appeared to be single manager funds and did not require the additional resources and infrastructure needed to support multiple managers. The Trustees further considered a profitability analysis prepared by Efficient for its management of the Fund which indicated that Efficient anticipated earning a profit over the initial term of the Agreements. The Trustees acknowledged that Efficient would be waiving a portion of its management fees and/or reimbursing expenses pursuant to an expense limitation agreement for the initial term of the Agreements. They concluded that the proposed fees for the Adviser and each Sub-Adviser are suitable and represent a reasonable split of fees between the Adviser and each Sub-Adviser.

AlphaSimplex. The Trustees observed that AlphaSimplex was proposing a sub-advisory fee for the assets it manages for the Fund that was below the average of the fee that AlphaSimplex charges to other sub-advised accounts. The Board observed that AlphaSimplex projected to earn a profit sub-advising the Fund during the first and second years.

AQR. The Trustees observed sub-advisory fee proposed by AQR with respect to the Fund. The Trustees recalled that AQR did not have any comparable accounts to the Fund and noted AQR’s belief that the fee was justified in light of its robust operations, portfolio management, compliance, technology and other resources it would provide to the Fund and the CFC. The Board also observed that AQR anticipated earning a modest profit in the first two years in connection with sub-advising the Fund.

Aspect. The Board observed that Aspect’s proposed sub-advisory fee was the same as the fee charged for the separately managed account that Aspect manages for Efficient that utilizes the same program. The Board considered Aspect’s statement that other accounts it manages are not directly comparable to the Fund due to certain customizations and restrictions. The

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November 30, 2024 (Unaudited) (continued)

Board discussed that Aspect anticipated earning a modest profit in each of the first two years in connection with sub-advising the Fund. The Trustees acknowledged that Aspect’s projections were based on estimated assets under management provided by Efficient.

Crabel. The Board discussed the sub-advisory fee that Crabel was proposing. The Trustees recalled that the average fee charged by Crabel for its Advanced Trend program is higher and that Crabel believed its proposed sub-advisory fee to be reasonable and competitive with the fees it offers to other clients implementing the Advanced Trend program. The Board reviewed Crabel’s projected profitability in connecting with sub-advising the Fund, noting that Crabel expected to earn a profit in the first and second years. The Board acknowledged Crabel’s position that its level of profitability was reasonable given the benefits the Fund and the CFC will receive from its robust operations and infrastructure.

Welton. The Board discussed Welton’s proposed sub-advisory on the assets allocated to the Welton Trend strategy. The Board compared the proposed sub-advisory fee to the management fee and performance fees Welton charges to other pooled investment vehicles for running the Welton Trend strategy. The Board acknowledged Welton’s statement that the proposed sub-advisory fee for the Fund was geared to an annualized target volatility that is different than the standard offering of the strategy, which has a lower annualized target volatility. The Trustees reviewed Welton’s projected profitability in connection with sub-advising the Fund, noting that Welton anticipated earning a profit in the first and second years. The Board recalled Welton’s statement that the profitability projections were based on the amount of Fund assets it estimated would be allocated to the Welton Trend strategy and that the actual assets allocated could materially differ.

Winton. The Trustees observed that Winton was proposing a sub-advisory fee that was on the lower end of the range of fees that it charges to other sub-advised accounts using the same strategy. The Board reviewed the projected profitability analysis provided by Winton, noting that Winton expected to sub-advise the Fund at a loss for the first and second years. The Board concluded, therefore, that excessive profitability was not an issue for Winton at this time.

Columbia. The Trustees observed that Columbia was proposing a sub-advisory fee, which is the same fee it charges to all accounts with comparable objectives and guidelines that are likewise benchmarked against the Ice BofA 90 Day Treasury Bill Index. The Board reviewed the profitability analysis provided by Columbia, noting that Columbia does not anticipate initially earning a profit in connection with managing the strategy for the Fund.

The Trustees considered other potential benefits that Efficient and the Sub-Advisers may receive in connection with the management of the Fund. The Board determined the services to be provided are not duplicative as between Efficient and the Sub-Advisers. After

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November 30, 2024 (Unaudited) (continued)

considering the above information, the Trustees concluded that the management fee and the sub-advisory fees for the Fund represent reasonable compensation considering the nature and quality of services to be provided to the Fund.

(iv) Economies of Scale. In determining the reasonableness of the management fee and sub-advisory fees, the Trustees also considered the extent to which Efficient or the Sub-Advisers will realize economies of scale as the Fund grows larger. The Board concluded that achieving meaningful economies justifying breakpoints would be unlikely during the initial term of the Agreements but noted that Efficient has agreed to discuss the implementation of breakpoints as the Fund grows and Efficient achieves economies of scale related to the Fund. The Board agreed to monitor and revisit the issue at the appropriate time.

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Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (866) 738-1128 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES

Daniel J. Condon, Chair

David R. Carson

Kenneth G.Y. Grant

Freddie Jacobs, Jr.

Catharine B. McGauley

Ronald C. Tritschler

OFFICERS

Martin R. Dean, President

Gweneth K. Gosselink,

Chief Compliance Officer

Zachary P. Richmond,

Treasurer and Chief Financial Officer

INVESTMENT ADVISER

Efficient Capital Management, LLC

4355 Weaver Parkway, Suite 200

Warrenville, IL 60555

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 20th Floor

Cincinnati, OH 45202

CUSTODIAN

U.S. Bank, N.A.

425 Walnut Street

Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC Member FINRA/SIPC

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable – disclosed with annual report.

(a)(2)	Not applicable

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	2/4/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	2/4/25

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Financial Officer

Date	2/4/25